Summary of Significant Accounting Policies - Schedule of Reconciliation of the Numerators and Denominators of the Basic and Diluted Earnings Per Share (Details) - Basic and Diluted [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies - Schedule of Reconciliation of the Numerators and Denominators of the Basic and Diluted Earnings Per Share (Details) [Line Items]
Income (loss) from continuing operations (in Dollars)	$ 31,252	$ (749,129)	$ (1,159,135)	$ (2,649,983)
Loss from discontinued operation, net of tax (in Dollars)		(136,813)		(211,030)
Net income (loss) (in Dollars)	31,252	(885,942)	(1,159,135)	(2,861,013)
Net loss - diluted (in Dollars)	$ 31,252	$ (885,942)	$ (1,159,135)	$ (2,861,013)
Weighted average common shares outstanding (in Shares)	1,619,611	1,593,646	1,615,739	1,579,405
Effect of dilutive shares
Preferred stock (in Shares)	7,000,000
Diluted (in Shares)	8,619,611	1,593,646	1,615,739	1,579,405
Basic:
Income (loss) from continuing operations	$ 0.02	$ (0.47)	$ (0.01)	$ (1.68)
Loss from discontinued operations	0	(0.09)	0	(0.13)
Net income (loss)	0.02	(0.56)	(0.01)	(1.81)
Diluted
Income (loss) from continuing operations	0	(0.47)	(0.72)	(1.68)
Loss from discontinued operations	0	(0.09)	0	(0.13)
Net income (loss)	$ 0	$ (0.56)	$ (0.72)	$ (1.81)